4. SIGNIFICANT ACCOUNTING POLICIES: i) Intangible assets (Policies)	12 Months Ended
Dec. 31, 2020
Policies
i) Intangible assets

i)Intangible assets

The Company’s intangible assets include retail and product license acquired with the acquisition of 1251881 B.C. Ltd., and licenses and brand acquired with the acquisition of Platinum Vape (Note 6). Intangible assets acquired are recorded at fair value. Intangible assets with finite lives are assessed for indicators of impairment at each reporting date, or more frequently if changes in circumstances indicate that the carrying value may be impaired. Amortization for intangible assets with finite lives is calculated on a straight-line basis over the life of the asset less its residual value. The Company’s amortization policy for intangible assets with finite lives is as follows:

Retail license	5 years	Straight-line
Product license	5.5 years	Straight-line

Retail license and product license are amortized using a useful life consistent with retail licensing agreement with High Times (Note 6).  Licenses, brand and goodwill have indefinite useful lives.